Derivative Financial Instruments (Summary of Notional and Fair Value Amounts of Derivative Instruments Outstanding) (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2024	Mar. 31, 2024
Derivatives, Fair Value [Line Items]
Notional amount	[1]	¥ 2,795,815	¥ 2,637,757
Interest rate contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	2,443,182	2,297,499
Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	312,220	300,337
Equity-related contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	16,110	15,914
Credit-related contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	23,357	22,969
Other contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	946	1,039
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	0
Fair value of derivative payables	[2]	0
Designated as Hedging Instrument | Interest rate contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	0
Fair value of derivative payables	[2]	0
Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	0
Fair value of derivative payables	[2]	0
Designated as Hedging Instrument | Equity-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	0
Fair value of derivative payables	[2]	0
Designated as Hedging Instrument | Credit-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	0
Fair value of derivative payables	[2]	0
Designated as Hedging Instrument | Other contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	0
Fair value of derivative payables	[2]	0
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	14,453	14,874
Fair value of derivative payables	[2]	14,674	14,918
Not Designated as Hedging Instrument | Interest rate contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	8,529	8,668
Fair value of derivative payables	[2]	8,353	8,712
Not Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	5,383	5,612
Fair value of derivative payables	[2]	5,716	5,582
Not Designated as Hedging Instrument | Equity-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	275	340
Fair value of derivative payables	[2]	355	394
Not Designated as Hedging Instrument | Credit-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	231	214
Fair value of derivative payables	[2]	218	180
Not Designated as Hedging Instrument | Other contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	36	40
Fair value of derivative payables	[2]	¥ 33	¥ 50

[1]	Notional amount includes the sum of gross long and gross short third-party contracts.
[2]	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.